Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal Income Taxes	35.00%	35.00%
State Income Taxes	3.00%	3.00%
Permanent Items	(1.60%)	5.10%
Current Year Losses not utilized	(36.50%)	0.00%
Foreign tax credit, net of credit	0.00%	1.30%
Effect of change in tax status	0.00%	(72.70%)
Nontaxable (income) loss of LLC	0.00%	(30.10%)
Tax Bracket Rate Benefit and other	0.00%	(1.40%)